Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Jul. 31, 2012	Jul. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ 18,213	$ (187,739)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	4,711	7,167
Compensation from stock options and awards	3,734	5,110
Amortization of bond discounts and deferred financing costs	5,253	4,456
Gain on sale and retirement of property and assets	(81)	(44)
(Income) loss from unconsolidated joint ventures	(2,324)	6,479
Distributions of earnings from unconsolidated joint ventures	537	366
(Gain) loss on extinguishment of debt	(57,966)	3,035
Expenses related to the debt for debt exchange	4,694
Inventory impairment and land option write-offs	7,230	41,876
(Increase) decrease in assets:
Mortgage loans held for sale	(19,181)	33,128
Restricted cash, receivables, prepaids, deposits and other assets	14,129	42,344
Inventories	(8,831)	(85,657)
Increase (decrease) in liabilities:
State and federal income tax liabilities	(35,137)	17,872
Customers’ deposits	7,200	5,970
Accounts payable, accrued interest and other accrued liabilities	(4,256)	(73,604)
Net cash used in operating activities	(62,075)	(179,241)
Cash flows from investing activities:
Proceeds from sale of property and assets	3,033	950
Purchase of property, equipment, and other fixed assets	(4,874)	(743)
Investments in and advances to unconsolidated joint ventures	(2,889)	(3,288)
Distributions of capital from unconsolidated joint ventures	2,820	2,999
Net cash used in investing activities	(1,910)	(82)
Cash flows from financing activities:
Proceeds from mortgages and notes	8,347	61
Payments from mortgages and notes	(11,179)
Proceeds from land bank financing program	38,146
Proceeds from Senior Debt		151,220
Net proceeds from Senior Secured Notes		12,660
Net proceeds from Tangible Equity Units issuance		83,707
Net proceeds from Common Stock issuance	47,250	54,899
Net payments related to mortgage warehouse lines of credit	28,479	(31,984)
Principal payments and debt repurchases	(75,435)	(170,639)
Proceeds from model sale leaseback financing programs	31,651
Deferred financing costs from land bank financing program and note issuance	(1,067)	(5,396)
Payments related to the debt for debt exchange	(18,874)
Purchase of treasury stock	(103)
Net cash provided by financing activities	47,215	94,528
Net decrease in cash and cash equivalents	(16,770)	(84,795)
Cash and cash equivalents balance, beginning of period	250,740	367,180
Cash and cash equivalents balance, end of period	233,970	282,385
Supplemental disclosures of cash flow:
Income taxes	$ 117	$ 24,024